Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

Item 11. Executive Compensation.

The information required herein is incorporated by reference from the information contained in the sections captioned “Information with Respect to Nominees for Director, Continuing Directors and Executive Officers – Director Compensation,” "Practices Related to the Grant of Equity Awards" and “Executive Compensation” in the Proxy Statement.